Financial instruments – Fair values and risk management - CubeBio Co., Ltd. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Entity Information [Line Items]
Financial instruments – Fair values and risk management

12. Financial instruments – Fair values and risk management

A.	Accounting classifications and fair values

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

The carrying amounts of financial instruments by category as of December 31, 2025 and 2024 are as follows:

		2025
		Carrying amount	Fair value	Level 1	Level 2	Level 3	Total
		(In thousands of Korean won)
Financial liabilities at fair value through profit or loss
Derivative liabilities (*)	₩	1,267,801	1,267,801	-	-	1,267,801	1,267,801

(*)	Represents the early redemption rights of the issuer and the investor, which are embedded derivatives of bonds with warrants issued to fund the operations.

		2024
		Carrying amount	Fair value	Level 1	Level 2	Level 3	Total
		(In thousands of Korean won)
Financial liabilities at fair value through profit or loss
Derivative liabilities (*)	₩	1,473,823	1,473,823	-	-	1,473,823	1,473,823

(*)	Represents the early redemption rights of the issuer and the investor, which are embedded derivatives of bonds with warrants issued to fund the operations.

B.	Measurement of fair values

Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

●	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.

●	Level 2: all inputs other than quoted prices included in Level 1 that are observable (either directly that is, prices, or indirectly that is, derived from prices) for the asset or liability.

●	Level 3: unobservable inputs for the asset or liability.

The fair value of financial instruments traded in an active market is determined based on the quoted market price as of the end of the reporting period. If the quoted prices are readily and regularly available through exchanges, sellers, brokers, industry groups, rating agencies, or regulators and such prices represent actual market transactions that occur regularly between independent parties, they are considered active markets.

The fair value of financial instruments that are not traded in an active market is determined using valuation techniques. These valuation techniques use as much market observable information as possible and use the least amount of the entity-specific information. At this time, if all the significant input variables required to measure the fair value are observable, the financial instruments are classified as Level 2.

If one or more significant input variable is not based on observable market information, the item is included in Level 3.

The Company recognizes the bond with warrants as financial liabilities measured at amortized cost. Also, The Company recognizes the early redemption rights of the issuer and the bondholders as financial liabilities measured at FVTPL. In addition, the detachable warrants are assessed separately and are classified either as equity instruments when the fixed-for-fixed condition is met, or as derivative liabilities measured at fair value through profit or loss when the equity classification criteria are not met.

Warrants are subsequently reclassified from derivative financial liabilities to equity instruments when the exercise price is determined and the fixed-for-fixed condition is met. On the reclassification date, the derivative warrant liability is remeasured at fair value using the applicable valuation technique, including the Company’s credit risk rate, and the resulting amount is transferred to equity. Following reclassification, the warrants are not subsequently remeasured.

The Company uses various valuation methods to determine the fair value of financial instruments that are not traded in an active market. The valuation methods applied to each derivative financial liability reflects the nature and payoff structure of the underlying instrument. Option-like instruments whose value is significantly affected by the volatility of the Company’s equity price are measured using option pricing models such as the Binomial Model, whereas derivative financial liabilities with deterministic cash flows, such as early redemption rights, are measured using the discounted present value method. The fair value of the Company’s common share was estimated using the backsolve method, a form of the subject company transaction method, wherein the equity value for a privately held company is derived from a recent transaction in the company’s own securities. Early redemption rights recognized as derivative financial liabilities are measured using the discounted present value method. For early redemption rights, the Company applies a discounted cash flow model using a with-and-without approach. Inputs used to such valuation methods include interest rate and risk premium, and the Company performs valuation using the inputs which are consistent with the natures of assets and liabilities measured.

Assumptions to value the warrants used in level 3 fair value measurements as of December 31, 2025 and 2024 are as follows:

	2025	2024
Early redemption rights
Risk-adjusted discount	12.60% ~ 19.80%	14.43% ~ 20.17%

Sensitivity analysis of changes in unobservable inputs

Sensitivity analysis of financial instruments is performed to measure favorable and unfavorable changes in the fair value of financial instruments which are affected by unobservable parameters, using a statistical technique. When the fair value is affected by more than one input parameter, the amounts represent the most favorable or most unfavorable outcome. Level 3 financial instruments subject to sensitivity analysis are derivative financial liabilities consisting of early redemption rights and preemptive rights.

Results of the sensitivity analysis of changes in unobservable inputs as of December 31, 2025 and 2024 are as follows:

		December 31, 2025
		Profit or loss		Other comprehensive income or loss
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes
		(In thousands of Korean won)
Financial Liabilities
Derivative financial liability
Early redemption rights (*1)	₩	43,698	(41,087)	-	-

(*1)	For early redemption rights, changes in fair value are calculated by shifting principal unobservable input parameters such as correlation between risk free discount rates (-1%p~1%p).

		December 31, 2024
		Profit or loss		Other comprehensive income or loss
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes
		(In thousands of Korean won)
Financial Liabilities
Derivative financial liability
Early redemption rights (*1)	₩	62,935	(60,750)	-	-

(*1)	For early redemption rights, changes in fair value are calculated by shifting principal unobservable input parameters such as correlation between risk free discount rates (-1%p~1%p).

Amounts recognized in profit or loss and changes in the fair value of derivative liabilities at fair value through profit or loss are included in Note 22.

C.	Financial risk management

The Company’s operating activities expose itself to a variety of financial risks: market risk, credit risk, and liquidity risk from which the Company’s risk management program focuses on minimizing any adverse effects on its financial performance. The Company operates financial risk management policies and programs that closely monitor and respond to each risk factor.

i.	Credit risk

Credit risk is the risk of financial loss to the Company if a counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Company’s loans to borrowers. To manage credit risk, the Company regularly evaluates the creditworthiness of each borrower or counterparty considering the party’s collateral provided, past experience, its own trading records, and other factors. Regarding the impairment of financial assets subsequent to initial recognition, the Company recognizes the impairment in respect of loans less the amount of the fair value of the collateral provided in profit or loss at each reporting date. As of December 31, 2025, the Company holds the collateral of 660,000 shares of the Company’s common stock pledged as security for amounts of long-term loans receivable. The carrying amount of a financial asset represents the maximum exposure to credit risk.

Long-term refundable deposits included in other non-current financial assets are non-interest-bearing, and therefore the Company measures them at amortized cost. The contractual refund amount is discounted to its present value using a discount rate derived from market yields of unsecured corporate bonds with similar maturities and counterparty credit risk. The resulting discount is amortized over the expected deposit period using the effective interest method.

The Company’s maximum exposure to credit risk as of December 31, 2025 and 2024 is as follows:

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Cash and cash equivalents	₩	335,814	3,662,174
Current portion of long-term bank deposits		30,000	-
Short-term loan receivable – related parties, net		442,894	214,245
Other receivables		33,411	202,477
Long-term bank deposit		-	30,000
Long-term loan receivable, net		1,671,780	1,917,960
Long-term other receivables, net		-	2,065
Other non-current financial assets		525,042	473,682
Total	₩	3,038,941	6,502,603

Cash and cash equivalents and current portion of long-term bank deposits are deposited in financial institutions with strong credit ratings.

ii.	Liquidity risk

Liquidity risk management includes the maintenance of sufficient cash and marketable securities, the availability of funds from appropriately committed credit lines, and the ability to settle market positions.

Financial liabilities of the Company by maturity according to the remaining period from December 31, 2025 and 2024 to the contractual maturity date are as follows:

		December 31, 2025
		Carrying amount	Less than 3 months	3 months ~ 1 year	1~2 years	2~5 years	More than 5 years	Total
		(In thousands of Korean won)
Financial liabilities
Accounts payable (*)	₩	1,374,936	1,006,436	368,500	-	-	-	1,374,936
Bond with warrants		4,533,113	3,232,801	3,000,000	-	-	-	6,232,801
Lease liabilities		552,631	40,932	122,795	146,965	350,746	-	661,438
Total	₩	6,460,680	4,280,169	3,491,295	146,965	350,746	-	8,269,175

(*)	Accounts payable that are not financial liabilities are excluded.

		December 31, 2024
		Carrying amount	Less than 3 months	3 months ~ 1 year	1~2 years	2~5 years	More than 5 years	Total
		(In thousands of Korean won)
Financial liabilities
Accounts payable (*)	₩	996,719	504,909	491,810	-	-	-	996,719
Bond with warrants		4,992,962	6,648,823	-	-	-	-	6,648,823
Lease liabilities		669,032	42,602	126,605	163,206	418,494	79,086	829,993
Total	₩	6,658,713	7,196,334	618,415	163,206	418,494	79,086	8,475,535

(*)	Accounts payable that are not financial liabilities are excluded.

iii.	Market risk

The Company is exposed to foreign exchange risk arising from cash equivalents denominated in USD.

Financial assets and liabilities exposed to foreign currency risk as of December 31, 2025 and 2024 are as follows:

	December 31, 2025
	Assets in foreign currency	Assets in Korean won
	(Individual amounts in each foreign currency)	(In thousands of Korean won)
USD	41,258	59,201

	December 31, 2024
	Assets in foreign currency	Assets in Korean won
	(Individual amounts in each foreign currency)	(In thousands of Korean won)
USD	39,877	58,619

The Company measures foreign exchange risk as a 10% fluctuation in the exchange rate of each foreign currency, which reflects the management’s assessment of the risk of exchange rate fluctuation that can reasonably occur. The impact of a 10% fluctuation in foreign currency exchange rates on the Company’s profit or loss (before income tax effects) for the year ended December 31, 2025 and 2024 is as follows:

		December 31, 2025		December 31, 2024
		Increased by 10%	Decreased by 10%	Increased by 10%	Decreased by 10%
		(In thousands of Korean won)
Discount rate	₩	5,920	(5,920)	5,862	(5,862)

The sensitivity analysis is based on monetary assets and liabilities denominated in foreign currencies other than the functional currency as of the end of the reporting period.

Financial instruments – Fair values and risk management

8. Financial instruments – Fair values and risk management

A.	Accounting classifications and fair values

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

The carrying amounts of financial instruments by category as of June 30, 2026 are as follows:

		Carrying amount	Fair value	Level 1	Level 2	Level 3	Total
		(In thousands of Korean won)
Financial liabilities at fair value through profit or loss
Derivative liabilities (*)	₩	979,969	979,969	-	-	979,969	979,969

(*)	Represents the early redemption rights of the issuer and the investor, which are embedded derivatives of bonds with warrants issued to fund the operations.

The carrying amounts of financial instruments by category as of December 31, 2025 are as follows:

		Carrying amount	Fair value	Level 1	Level 2	Level 3	Total
		(In thousands of Korean won)
Financial liabilities at fair value through profit or loss
Derivative liabilities (*)	₩	1,267,801	1,267,801	-	-	1,267,801	1,267,801

(*)	Represents the early redemption rights of the issuer and the investor, which are embedded derivatives of bonds with warrants issued to fund the operations.

B.	Measurement of fair values

Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

●	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.

●	Level 2: all inputs other than quoted prices included in Level 1 that are observable (either directly that is, prices, or indirectly that is, derived from prices) for the asset or liability.

●	Level 3: unobservable inputs for the asset or liability.

The fair value of financial instruments traded in an active market is determined based on the quoted market price as of the end of the reporting period. If the quoted prices are readily and regularly available through exchanges, sellers, brokers, industry groups, rating agencies, or regulators and such prices represent actual market transactions that occur regularly between independent parties, they are considered active markets.

The fair value of financial instruments that are not traded in an active market is determined using valuation techniques. These valuation techniques use as much market observable information as possible and use the least amount of the entity-specific information. At this time, if all the significant input variables required to measure the fair value are observable, the financial instruments are classified as Level 2.

If one or more significant input variable is not based on observable market information, the item is included in Level 3.

The Company recognizes the bond with warrants as financial liabilities measured at amortized cost. Also, The Company recognizes the early redemption rights of the issuer and the bondholders as financial liabilities measured at FVTPL. In addition, the detachable warrants are assessed separately and are classified either as equity instruments when the fixed-for-fixed condition is met, or as derivative liabilities measured at fair value through profit or loss when the equity classification criteria are not met.

Warrants are subsequently reclassified from derivative financial liabilities to equity instruments when the exercise price is determined and the fixed-for-fixed condition is met. On the reclassification date, the derivative warrant liability is remeasured at fair value using the applicable valuation technique, including the Company’s credit risk rate, and the resulting amount is transferred to equity. Following reclassification, the warrants are not subsequently remeasured.

The Company uses various valuation methods to determine the fair value of financial instruments that are not traded in an active market. The valuation methods applied to each derivative financial liability reflects the nature and payoff structure of the underlying instrument. Option-like instruments whose value is significantly affected by the volatility of the Company’s equity price are measured using option pricing models such as the Binomial Model, whereas derivative financial liabilities with deterministic cash flows, such as early redemption rights, are measured using the discounted present value method. The fair value of the Company’s common share was estimated using the backsolve method, a form of the subject company transaction method, wherein the equity value for a privately held company is derived from a recent transaction in the company’s own securities. Early redemption rights recognized as derivative financial liabilities are measured using the discounted present value method. For early redemption rights, the Company applies a discounted cash flow model using a with-and-without approach. Inputs used to such valuation methods include interest rate and risk premium, and the Company performs valuation using the inputs which are consistent with the natures of assets and liabilities measured.

Assumptions to value the warrants used in level 3 fair value measurements as of June 30, 2026 and December 31, 2025 are as follows:

	2026	2025
Early redemption rights
Risk-adjusted discount rate	15.23%~22.17%	12.60%~19.80%

Sensitivity analysis of changes in unobservable inputs

Sensitivity analysis of financial instruments is performed to measure favorable and unfavorable changes in the fair value of financial instruments which are affected by unobservable parameters, using a statistical technique. When the fair value is affected by more than one input parameter, the amounts represent the most favorable or most unfavorable outcome. Level 3 financial instruments subject to sensitivity analysis are derivative financial liabilities consisting of early redemption rights and preemptive rights.

Results of the sensitivity analysis of changes in unobservable inputs as of June 30, 2026 and December 31, 2025 are as follows:

		June 30, 2026
		Profit or loss		Other comprehensive income or loss
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes
		(In thousands of Korean won)
Financial Liabilities
Derivative financial liability
Early redemption rights (*1)	₩	27,311	(26,418)	-	-

(*1)	For early redemption rights, changes in fair value are calculated by shifting principal unobservable input parameters such as correlation between risk-adjusted discount rates (-1%p~1%p).

		December 31, 2025
		Profit or loss		Other comprehensive income or loss
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes
		(In thousands of Korean won)
Financial Liabilities
Derivative financial liability
Early redemption rights (*1)	₩	43,698	(41,087)	-	-

(*1)	For early redemption rights, changes in fair value are calculated by shifting principal unobservable input parameters such as correlation between risk-adjusted discount rates (-1%p~1%p).

Amounts recognized in profit or loss and changes in the fair value of derivative liabilities at fair value through profit or loss are included in Note 21.